March 4, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.:	Ms. Deborah O’Neal-Johnson
Document Control - EDGAR

RE:

Columbia Funds Series Trust I (the Registrant)

Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia International Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund and Columbia Strategic Income Fund

Post-Effective Amendment No. 189 (the “Post-Effective Amendment”)

File No.: 2-99356; 811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 189 (Amendment). This Amendment was filed electronically on February 28, 2014.

If you have questions regarding this filing, please contact the undersigned at (617) 385-9536 or Teresa Lirio at (617) 385-9537.

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary